Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	January 15, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	WP Trust (the “Trust”) (File Nos. 811-23086 and 333-206306) on behalf of the IPS Strategic Absolute Return Fund (the “Fund”), the proposed new series of the Trust

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 (the “Amendment”) to the Trust's Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is the initial filing to establish the Fund as a new series of the Trust.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the WP Trust